Schedule of Investments (unaudited)	iShares® iBonds® Dec 2027 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Municipal Debt Obligations

Alabama — 1.6%
Alabama Federal Aid Highway Finance Authority RB
Series A, 5.00%, 09/01/27	$100	$129,340
Series A, 5.00%, 09/01/29 (Call 09/01/27)	100	128,055
Alabama Public School and College Authority RB, Series A, 5.00%, 11/01/27	200	260,940
City of Huntsville AL GOL, Series A, 5.00%, 05/01/28 (Call 11/01/27)	60	77,576
State of Alabama GO, Series C, 5.00%, 08/01/27 (Call 08/01/26)	95	118,573
		714,484
Arizona — 1.9%
Arizona State University RB, Series B, 5.00%, 07/01/30 (Call 07/01/27)	135	170,080
City of Phoenix AZ GO, 5.00%, 07/01/27 (Call 07/01/26)	120	149,505
City of Phoenix Civic Improvement Corp. RB, 5.00%, 07/01/27 (Call 07/01/26)	220	273,886
Maricopa County Unified School District No. 48 Scottsdale GO, 5.00%, 07/01/28 (Call 07/01/27)	40	51,129
Maricopa County Union High School District No. 210-Phoenix GO, 5.00%, 07/01/27	55	70,528
Salt River Project Agricultural Improvement & Power District RB, Series A, 5.00%, 01/01/29 (Call 01/01/27)	110	138,988
		854,116
California — 13.4%
California Infrastructure & Economic Development Bank RB, 5.00%, 10/01/28 (Call 04/01/27)	110	140,620
California State Public Works Board RB 5.00%, 09/01/29 (Call 09/01/27)	125	160,906
Series C, 5.00%, 03/01/28 (Call 03/01/27)	70	88,978
Series G, 5.00%, 10/01/31 (Call 10/01/27)	150	192,488
California State University RB
Series A, 5.00%, 11/01/27 (Call 11/01/25)	55	67,272
Series A, 5.00%, 11/01/27 (Call 05/01/26)	50	62,036
Series A, 5.00%, 11/01/30 (Call 05/01/27)	85	107,890
City of Los Angeles Department of Airports RB, Series C, 5.00%, 05/15/27	55	70,789
City of San Francisco CA Public Utilities Commission Water Revenue RB, 5.00%, 11/01/27 (Call 05/01/25)	50	59,812
Coast Community College District GO, Series D, 5.00%, 08/01/28 (Call 08/01/27)	70	90,717
Contra Costa Transportation Authority RB, Series A, 5.00%, 03/01/27 (Call 03/01/25)	90	106,632
County of Santa Clara CA GO, Series C, 5.00%, 08/01/31 (Call 08/01/27)	180	230,407
East Bay Municipal Utility District Wastewater System Revenue RB, Series A, 5.00%, 06/01/28 (Call 06/01/27)	50	64,555
East Bay Municipal Utility District Water System Revenue RB, Series B, 5.00%, 06/01/27	50	64,691
Los Angeles County Metropolitan Transportation Authority RB
Series A, 5.00%, 06/01/27	100	128,947
Series A, 5.00%, 07/01/29 (Call 07/01/27)	75	96,328
Los Angeles Department of Water & Power System Revenue RB, Series C, 5.00%, 07/01/28 (Call 07/01/27)	150	193,263
Los Angeles Department of Water RB, Series A, 5.00%, 07/01/30 (Call 01/01/27)	145	182,291
Los Angeles Unified School District/CA GO
Series A, 5.00%, 07/01/27	175	225,428
Series B1, 5.00%, 07/01/27	60	77,290
	Par
Security	(000)	Value

California (continued)
Metropolitan Water District of Southern California RB, Series C, 5.00%, 10/01/27	$55	$71,888
Mountain View Los Altos Union High School District/CA GO, Series C, 0.00%, 08/01/27(a)	150	143,175
Newport Mesa Unified School District GO, 0.00%, 08/01/27 (NATL)(a)	215	204,422
Palo Alto Unified School District GO, 0.00%, 08/01/27(a)	100	95,512
San Diego Unified School District/CA GO, Series J, 5.00%, 07/01/29 (Call 07/01/27)	100	128,437
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB, Series A, 5.00%, 07/01/29 (Call 07/01/27)	100	126,774
San Francisco City & County Airport Commission San Francisco International Airport RB, 5.00%, 05/01/27 (Call 05/01/26)	100	124,154
San Jose Unified School District GO, Series C, 0.00%, 08/01/27 (NPFGC)(a)	95	90,093
San Mateo County Community College District GO
Series A, 0.00%, 09/01/27 (NPFGC)(a),	200	191,422
Series B, 0.00%, 09/01/27 (NPFGC)(a),	100	95,711
San Mateo Union High School District GO, Series C, 0.00%, 09/01/27 (NPFGC)(a)	75	71,268
Santa Monica Public Financing Authority RB, 5.00%, 07/01/31 (Call 07/01/27)	45	56,526
Southern California Public Power Authority RB, Series C, 5.00%, 07/01/27 (Call 01/01/25)	70	82,607
State of California GO
4.00%, 08/01/27 (Call 08/01/26)	35	41,848
5.00%, 04/01/27	125	160,228
5.00%, 11/01/27	150	195,472
5.00%, 08/01/28 (Call 08/01/27)	230	296,532
5.00%, 11/01/28 (Call 11/01/27)	125	162,285
5.00%, 08/01/30 (Call 08/01/27)	405	520,287
Series C, 5.00%, 08/01/27 (Call 08/01/26)	70	87,604
University of California RB
Series AY, 5.00%, 05/15/30 (Call 05/15/27)	195	248,079
Series I, 5.00%, 05/15/27 (Call 05/15/25)	165	197,510
West Valley-Mission Community College District GO, Series B, 5.00%, 08/01/27 (Call 08/01/25)	45	54,510
		5,857,684
Colorado — 0.2%
City & County of Denver Co. Airport System Revenue RB, Series B, 5.00%, 12/01/27	45	57,694
State of Colorado COP, Series K, 5.00%, 03/15/27	20	25,395
		83,089
Connecticut — 1.3%
State of Connecticut GO
Series A, 5.00%, 04/15/29 (Call 04/15/27)	150	188,075
Series F, 5.00%, 11/15/27 (Call 11/15/25)	100	120,937
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 01/01/27	105	132,410
Series B, 5.00%, 10/01/27	100	128,727
		570,149
Delaware — 0.1%
Delaware Transportation Authority RB, 5.00%, 07/01/27	50	64,445

District of Columbia — 1.9%
District of Columbia GO
Series A, 5.00%, 10/15/27	100	130,155
Series D, 5.00%, 06/01/27	100	128,802
Series E, 5.00%, 06/01/27 (Call 12/01/26)	75	94,947

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

District of Columbia (continued)
District of Columbia RB
Series A, 5.00%, 03/01/27	$160	$204,592
Series C, 5.00%, 05/01/27	50	64,246
District of Columbia Water & Sewer Authority RB, Series A, 5.00%, 10/01/27 (Call 10/01/25)	55	66,894
Washington Metropolitan Area Transit Authority RB, Series A-1, 5.00%, 07/01/29 (Call 07/01/27)	100	126,488
		816,124
Florida — 3.4%
County of Miami-Dade FL Aviation Revenue RB, 5.00%, 10/01/27 (Call 10/01/26)	20	24,734
County of Miami-Dade FL GO, Series A, 5.00%, 07/01/27	100	128,962
County of Miami-Dade FL Water & Sewer System Revenue RB, Series B, 5.00%, 10/01/27	170	219,477
Florida Department of Environmental Protection RB, Series A, 5.00%, 07/01/27 (Call 07/01/26)	100	124,043
Florida Department of Management Services RB, Series A, 3.00%, 09/01/31 (Call 09/01/27)	100	111,528
Hillsborough County School Board COP, Series B, 5.00%, 07/01/27	30	38,274
Palm Beach County School District COP
Series A, 5.00%, 08/01/27	85	109,310
Series B, 5.00%, 08/01/27	115	147,890
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/27	45	57,169
State of Florida Department of Transportation Turnpike System RB
Series A, 5.00%, 07/01/27	85	109,308
Series A, 5.00%, 07/01/29 (Call 07/01/27)	50	63,747
State of Florida GO
Series A, 5.00%, 07/01/27	60	77,377
Series B, 5.00%, 06/01/30 (Call 06/01/27)	40	51,242
Series D, 5.00%, 06/01/27	65	83,909
State of Florida Lottery Revenue RB, Series A, 5.00%, 07/01/27	120	155,283
		1,502,253
Georgia — 1.7%
City of Atlanta GA Water & Wastewater Revenue RB
Series B, 5.00%, 11/01/29 (Call 11/01/27)	75	96,685
Series C, 5.00%, 11/01/28 (Call 11/01/27)	100	129,137
County of Columbia GA GO, 5.00%, 01/01/27	20	25,489
Metropolitan Atlanta Rapid Transit Authority RB, Series A, 5.25%, 07/01/27 (NPFGC)	100	130,322
State of Georgia GO
Series C, 5.00%, 07/01/29 (Call 07/01/27)	210	268,802
Series F, 5.00%, 07/01/27 (Call 01/01/27)	75	95,350
		745,785
Hawaii — 1.9%
City & County Honolulu HI Wastewater System Revenue RB, Series A, 5.00%, 07/01/27 (Call 07/01/25)	145	173,964
City & County of Honolulu HI GO
Series B, 5.00%, 10/01/27 (Call 10/01/25)	100	121,005
Series D, 5.00%, 09/01/31 (Call 09/01/27)	40	50,912
State of Hawaii GO
Series FE, 5.00%, 10/01/27 (Call 10/01/26)	50	62,634
Series FH, 5.00%, 10/01/27 (Call 10/01/26)	75	93,951
Series FK, 5.00%, 05/01/28 (Call 05/01/27)	135	171,760
Series FN, 5.00%, 10/01/30 (Call 10/01/27)	125	159,595
		833,821
	Par
Security	(000)	Value

Idaho — 0.5%
Idaho Housing & Finance Association RB, Series A, 5.00%, 07/15/27	$165	$208,816

Illinois — 2.4%
Chicago O’Hare International Airport RB
Series 2015-B, 5.00%, 01/01/27 (Call 01/01/25)	100	117,711
Series A, 5.00%, 01/01/28 (Call 01/01/27)	65	81,061
Illinois Finance Authority RB, 5.00%, 07/01/29 (Call 01/01/27)	165	208,865
Illinois State Toll Highway Authority RB
Series B, 5.00%, 01/01/27	100	125,972
Series B, 5.00%, 01/01/27 (Call 07/01/26)	125	154,000
State of Illinois GO
5.00%, 06/01/27 (Call 06/01/26)	100	117,764
Series D, 5.00%, 11/01/27	200	240,148
		1,045,521
Indiana — 1.0%
Indiana Finance Authority RB, Series C, 5.00%, 06/01/27 (Call 12/01/26)	215	270,253
Indianapolis Local Public Improvement Bond Bank RB, Series A, 5.00%, 01/15/29 (Call 01/15/27)	135	169,866
		440,119
Kansas — 0.6%
State of Kansas Department of Transportation RB 5.00%, 09/01/27 (Call 09/01/25)	95	114,877
Series A, 5.00%, 09/01/28 (Call 09/01/27)	100	127,297
		242,174
Louisiana — 0.9%
State of Louisiana Gasoline & Fuels Tax Revenue RB, Series B, 5.00%, 05/01/27	50	63,785
State of Louisiana GO
Series A, 5.00%, 03/01/27	75	95,179
Series B, 5.00%, 08/01/27 (Call 08/01/26)	155	193,271
Series B, 5.00%, 10/01/27	25	32,276
		384,511
Maryland — 5.1%
City of Baltimore MD RB, Series B, 5.00%, 07/01/31 (Call 01/01/27)	100	124,647
County of Anne Arundel MD GOL, 5.00%, 10/01/29 (Call 10/01/27)	155	200,085
County of Baltimore MD GO
5.00%, 03/01/27	105	134,263
5.00%, 08/01/27	190	245,887
County of Howard MD GO, Series B, 5.00%, 02/15/28 (Call 02/15/27)	120	152,496
County of Montgomery MD GO
Series A, 5.00%, 11/01/27	110	143,431
Series C, 5.00%, 10/01/27	100	130,093
County of Prince George’s MD GOL, Series A, 5.00%, 07/15/27	165	213,385
State of Maryland Department of Transportation RB 4.00%, 09/01/27	55	67,818
5.00%, 10/01/27 (Call 10/01/26)	55	69,096
5.00%, 12/01/27 (Call 12/01/26)	100	126,056
5.00%, 09/01/30 (Call 09/01/27)	115	146,908
State of Maryland GO, Series A, 5.00%, 03/15/27	300	384,045
Washington Suburban Sanitary Commission RB, 5.00%, 06/15/28 (Call 06/15/27)	60	76,988
		2,215,198
Massachusetts — 3.5%
City of Boston MA GO, Series A, 5.00%, 05/01/27	40	51,512

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Massachusetts (continued)
Commonwealth of Massachusetts GOL
Series C, 5.00%, 05/01/27	$195	$250,423
Series D, 5.00%, 07/01/27	80	103,229
Series E, 5.00%, 11/01/27	180	234,428
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/30 (Call 12/01/27)	100	129,666
Massachusetts Bay Transportation Authority RB Series A, 5.00%, 07/01/27	135	174,000
Series A-2, 5.00%, 07/01/28 (Call 07/01/27)	100	127,823
Massachusetts Clean Water Trust (The) RB, 5.25%, 08/01/27	20	26,248
Massachusetts School Building Authority RB, Series C, 5.00%, 08/15/27 (Call 08/15/25)	200	242,396
Massachusetts Water Resources Authority RB, Series B, 5.00%, 08/01/29 (Call 08/01/27)	135	173,888
		1,513,613
Michigan — 0.8%
State of Michigan RB, 5.00%, 03/15/27	210	265,633
University of Michigan RB, Series A, 5.00%, 04/01/29 (Call 04/01/27)	75	95,603
		361,236
Minnesota — 1.3%
State of Minnesota GO
Series A, 5.00%, 10/01/28 (Call 10/01/27)	100	129,605
Series A, 5.00%, 10/01/31 (Call 10/01/27)	100	128,025
Series D, 5.00%, 08/01/27 (Call 08/01/26)	50	62,668
Series D, 5.00%, 10/01/27	50	65,123
University of Minnesota RB, Series B, 5.00%, 12/01/29 (Call 12/01/27)	130	167,245
		552,666
Mississippi — 0.6%
State of Mississippi GO
Series A, 5.00%, 10/01/28 (Call 10/01/27)	120	154,526
Series C, 5.00%, 10/01/27 (Call 10/01/25)	90	108,941
		263,467
Nebraska — 0.7%
City of Lincoln NE Electric System Revenue RB, 5.00%, 09/01/27 (Call 03/01/27)	90	114,304
Nebraska Public Power District RB
Series A, 5.00%, 01/01/27 (Call 01/01/26)	45	54,908
Series B, 5.00%, 01/01/28 (Call 01/01/27)	50	62,684
Omaha Public Power District RB, Series A, 5.00%, 02/01/30 (Call 12/01/27)	75	96,440
		328,336
Nevada — 2.1%
County of Clark NV GOL
4.00%, 11/01/31 (Call 11/01/27)	100	119,489
5.00%, 06/01/27	25	31,984
5.00%, 11/01/27	45	58,226
County of Clark NV Passenger Facility Charge RB, Series C, 5.00%, 07/01/27	75	95,577
County of Clark NV RB
5.00%, 07/01/27	45	57,705
5.00%, 07/01/30 (Call 07/01/27)	25	31,514
County of Washoe NV RB, 5.00%, 02/01/27	35	44,123
Las Vegas Valley Water District GOL, Series A, 5.00%, 06/01/27 (Call 06/01/25)	50	59,949
State of Nevada GOL, Series D, 5.00%, 04/01/27 (Call 04/01/25)	25	29,734
State of Nevada Highway Improvement Revenue RB 5.00%, 12/01/27	100	130,377
	Par
Security	(000)	Value

Nevada (continued)
5.00%, 12/01/27 (Call 06/01/26)	$100	$124,093
Washoe County School District/NV GOL, 5.00%, 04/01/27	100	126,856
		909,627
New Hampshire — 0.3%
State of New Hampshire GO, Series B, 4.00%, 12/01/30 (Call 12/01/27)	100	121,256

New Jersey — 1.2%
New Jersey Economic Development Authority RB
Series A, 4.00%, 11/01/27 (SAP),	50	59,012
Series A, 5.00%, 11/01/27	80	100,732
New Jersey Turnpike Authority RB, Series A, 5.25%, 01/01/27 (AGM)	100	127,560
State of New Jersey GO
5.00%, 06/01/27	160	201,744
5.00%, 06/01/27 (Call 06/01/25)	45	53,389
		542,437
New Mexico — 0.1%
New Mexico Finance Authority RB, Series A, 5.00%, 06/01/27	25	32,074

New York — 10.8%
City of New York NY GO
Series 1, 5.00%, 08/01/29 (Call 08/01/27)	100	126,395
Series A, 5.00%, 08/01/27	90	115,013
Series A, 5.00%, 08/01/28 (Call 08/01/27)	270	343,545
Series C, 5.00%, 08/01/27 (Call 02/01/26)	15	18,315
Hudson Yards Infrastructure Corp. RB, Series A, 5.00%, 02/15/27	135	169,727
Long Island Power Authority RB, Series A, 5.00%, 09/01/27	100	129,115
Metropolitan Transportation Authority RB
Series A-2, 5.00%, 11/15/27 (Call 11/15/26)	25	30,045
Series C-1, 5.00%, 11/15/27 (Call 11/15/25)	70	82,015
Series D, 5.00%, 11/15/27 (Call 11/15/26)	55	66,107
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-3, 5.00%, 07/15/27 (SAW),	145	186,714
Series S-4A, 5.00%, 07/15/27	130	167,398
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 11/01/29 (Call 11/01/27)	100	128,456
Series B-1, 5.00%, 08/01/29 (Call 08/01/27)	130	165,919
Series C, 5.00%, 11/01/27 (Call 05/01/25)	150	178,109
Series C, 5.00%, 11/01/29 (Call 05/01/27)	85	107,432
New York City Water & Sewer System RB
Series AA, 5.00%, 06/15/27	230	296,401
Series BB-2, 5.00%, 06/15/31 (Call 06/15/27)	95	120,941
New York State Dormitory Authority RB
Series A, 5.00%, 02/15/27 (Call 08/15/26)	100	124,860
Series A, 5.00%, 03/15/27	100	127,282
Series A, 5.00%, 02/15/29 (Call 02/15/27)	40	50,232
Series A, 5.00%, 02/15/30 (Call 02/15/27)	150	187,266
Series B, 5.00%, 02/15/27 (Call 02/15/25)	125	148,465
Series B, 5.00%, 03/15/27 (Call 09/15/25)	160	193,792
Series B, 5.00%, 02/15/31 (Call 08/15/27)	150	189,501
New York State Environmental Facilities Corp. RB, 5.00%, 06/15/29 (Call 06/15/27)	200	256,842
New York State Urban Development Corp. RB
Series A, 5.00%, 03/15/27 (Call 03/15/26)	95	116,531
Series A, 5.00%, 03/15/28 (Call 03/15/27)	100	126,840
Series C, 5.00%, 03/15/31 (Call 09/15/27)	100	127,213

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

New York (continued)
Port Authority of New York & New Jersey RB, 5.00%, 11/15/31 (Call 11/15/27)	$200	$254,498
State of New York GO, Series A, 5.00%, 03/01/27	55	70,366
Triborough Bridge & Tunnel Authority RB
Series B, 5.00%, 11/15/27 (Call 05/15/27)	105	134,126
Series B, 5.00%, 11/15/31 (Call 05/15/27)	100	125,295
Series C-1, 5.00%, 11/15/27	50	64,800
		4,729,556
North Carolina — 3.1%
City of Charlotte NC GO, Series A, 5.00%, 06/01/27	260	335,637
County of Guilford NC GO
Series B, 5.00%, 05/01/27	100	128,707
Series B, 5.00%, 05/01/28 (Call 05/01/27)	100	128,008
County of Mecklenburg NC GO
5.00%, 03/01/27	80	102,518
Series A, 5.00%, 04/01/27	35	44,962
Mecklenburg County Public Facilities Corp. RB, 5.00%, 02/01/27.	50	63,539
State of North Carolina GO, 5.00%, 06/01/27 (Call 06/01/26)	125	155,599
State of North Carolina RB
5.00%, 03/01/27	130	165,155
Series B, 5.00%, 05/01/27	20	25,656
Series B, 5.00%, 05/01/28 (Call 05/01/27)	150	191,481
		1,341,262
Ohio — 2.5%
City of Columbus OH GO, Series 3, 5.00%, 02/15/28 (Call 02/15/27)	100	127,217
City of Columbus OH GOL, Series 4, 5.00%, 02/15/28 (Call 02/15/27)	120	152,660
Ohio Turnpike & Infrastructure Commission RB, Series A, 5.00%, 02/15/30 (Call 02/15/27)	110	137,550
Ohio Water Development Authority Water Pollution Control Loan Fund RB
Series A, 5.00%, 06/01/29 (Call 06/01/27)	45	57,373
Series A, 5.00%, 12/01/29 (Call 06/01/27)	65	82,612
Series B, 5.00%, 06/01/27 (Call 12/01/25)	55	67,360
State of Ohio GO
5.00%, 09/01/27	45	58,305
Series C, 5.00%, 08/01/27	45	58,169
Series T, 5.00%, 05/01/30 (Call 05/01/27)	240	304,466
Series U, 5.00%, 05/01/27	20	25,656
State of Ohio RB, Series B, 5.00%, 10/01/27	25	32,182
		1,103,550
Oklahoma — 0.9%
Grand River Dam Authority RB, Series A, 5.00%, 06/01/27 (Call 12/01/26)	100	125,111
Oklahoma Turnpike Authority RB
Series E, 4.00%, 01/01/31 (Call 01/01/27)	110	129,586
Series E, 5.00%, 01/01/27	25	31,676
University of Oklahoma (The) RB, Series B, 5.00%, 07/01/27 (Call 07/01/26)	100	123,111
		409,484
Oregon — 2.2%
City of Portland OR Sewer System Revenue RB, Series A, 5.00%, 05/01/27 (Call 05/01/26)	200	247,556
Hillsboro School District No.1J GO, 5.00%, 06/15/28 (Call 06/15/27) (GTD)	100	127,807
Oregon State Lottery RB, Series D, 5.00%, 04/01/27 (Call 04/01/25) (MO)	100	118,797
	Par
Security	(000)	Value

Oregon (continued)
State of Oregon Department of Transportation RB
Series A, 5.00%, 11/15/27 (Call 05/15/27)	$75	$96,018
Series B, 5.00%, 11/15/29 (Call 05/15/27)	105	132,919
State of Oregon GO
Series I, 5.00%, 08/01/28 (Call 08/01/27)	100	128,779
Series L, 5.00%, 08/01/30 (Call 08/01/27)	75	95,854
		947,730
Pennsylvania — 1.6%
City of Philadelphia PA GO, Series A, 5.00%, 08/01/27 (Call 08/01/25)	65	77,483
Commonwealth of Pennsylvania GO
First Series, 5.00%, 01/01/27	60	76,224
First Series, 5.00%, 02/01/27 (Call 02/01/26)	105	128,845
First Series, 5.00%, 09/15/27 (Call 09/15/26)	105	131,292
First Series, 5.00%, 01/01/28 (Call 01/01/27)	100	125,830
Second Series, 5.00%, 09/15/27 (Call 09/15/26)	35	43,764
Pennsylvania Turnpike Commission RB, Series A2, 5.00%, 12/01/27	100	130,455
		713,893
Rhode Island — 0.9%
Rhode Island Commerce Corp. RB, Series B, 5.00%, 06/15/27 (Call 06/15/26)	105	128,945
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB, Series B, 5.00%, 10/01/30 (Call 10/01/27)	50	63,913
State of Rhode Island GO
Series B, 5.00%, 08/01/28 (Call 08/01/27)	150	191,955
Series B, 5.00%, 08/01/29 (Call 08/01/27)	25	31,798
		416,611
South Carolina — 0.2%
State of South Carolina GO, Series A, 4.00%, 04/01/31 (Call 10/01/27) (SAW)	80	97,058

Tennessee — 2.8%
City of Memphis TN Electric System Revenue RB, 5.00%, 12/01/28 (Call 12/01/27)	75	96,662
County of Blount TN GO, Series B, 5.00%, 06/01/27 (Call 06/01/26)	100	124,240
County of Hamilton TN GO, Series A, 5.00%, 04/01/27	45	57,619
County of Montgomery TN GO, 5.00%, 04/01/27	100	127,343
County of Shelby TN GO, Series A, 5.00%, 04/01/27	85	108,836
Metropolitan Government of Nashville & Davidson County TN GO
4.00%, 07/01/27	135	165,278
5.00%, 07/01/27	45	58,033
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB, Series B, 5.00%, 07/01/30 (Call 07/01/27)	125	158,016
State of Tennessee GO, Series B, 5.00%, 08/01/27 (Call 08/01/26)	105	131,379
Tennessee State School Bond Authority RB
Series A, 5.00%, 11/01/31 (Call 11/01/27) (NPFGC),	100	127,645
Series B, 5.00%, 11/01/27 (NPFGC),	60	78,050
		1,233,101
Texas — 11.2%
Alamo Community College District GOL, 5.00%, 08/15/30 (Call 08/15/27)	110	140,179
Aldine Independent School District GO, 5.00%, 02/15/31 (Call 02/15/27) (PSF)	105	132,280
Austin Independent School District GO, 5.00%, 08/01/27 (PSF)	125	161,767

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Texas (continued)
Board of Regents of the University of Texas System RB, Series E, 5.00%, 08/15/27	$75	$96,886
City of Austin TX GOL
5.00%, 09/01/27	60	77,559
5.00%, 09/01/28 (Call 09/01/27)	100	128,407
City of Austin TX Water & Wastewater System Revenue RB, 5.00%, 11/15/27	25	32,496
City of Dallas TX Waterworks & Sewer System Revenue RB, Series A, 5.00%, 10/01/27 (Call 10/01/26)	155	194,627
City of Houston TX Combined Utility System Revenue RB, Series B, 5.00%, 11/15/27	120	155,982
City of Plano TX GOL, 5.00%, 09/01/31 (Call 03/01/27)	100	125,051
City of San Antonio Texas Electric & Gas Systems Revenue RB, 5.00%, 02/01/27	75	95,360
City of San Antonio TX Electric & Gas Systems Revenue RB, 5.00%, 02/01/27	75	95,360
City of San Antonio TX GOL, 5.00%, 08/01/27	35	45,113
Conroe Independent School District GO
5.00%, 02/15/27 (Call 02/15/26) (GTD),	30	36,823
5.00%, 02/15/30 (Call 02/15/27) (PSF),	110	138,141
County of Fort Bend TX GOL, Series B, 5.00%, 03/01/27 (Call 03/01/26)	105	129,122
Dallas Area Rapid Transit RB, 5.00%, 12/01/27	100	129,909
Dallas/Fort Worth International Airport RB, Series A, 5.00%, 11/01/27	125	160,688
Fort Bend Independent School District GO, 4.00%, 08/15/31 (Call 08/15/27) (PSF)	110	132,671
Lewisville Independent School District GO, Series A, 4.00%, 08/15/27 (Call 08/15/25) (PSF)	100	116,115
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Contract Revenue Refunding Bonds RB, 5.00%, 06/01/27	55	70,603
North Texas Municipal Water District Water System Revenue RB, 5.00%, 09/01/27 (Call 09/01/25)	70	84,701
North Texas Tollway Authority RB, Series A, 5.00%, 01/01/27 (Call 01/01/26)	100	122,018
Northside Independent School District GO, Series A, 5.00%, 08/15/27 (GTD)	30	38,777
Northwest Independent School District GO, 5.00%, 02/15/28 (Call 08/15/27)	130	167,305
Permanent University Fund - Texas A&M University System RB, Series B, 5.00%, 07/01/27 (Call 07/01/25)	20	24,102
Round Rock Independent School District GO, Series A, 5.00%, 08/01/27 (PSF)	75	96,838
San Antonio Independent School District/TX GO, 5.00%, 08/15/27 (PSF)	50	64,516
San Antonio Water System RB
Series A, 5.00%, 05/15/27	70	89,695
Series A, 5.00%, 05/15/30 (Call 05/15/27)	105	132,988
Socorro Independent School District GO, Series B, 5.00%, 08/15/30 (Call 08/15/27) (PSF)	50	63,828
Spring Independent School District GO, Series A, 5.00%, 08/15/27 (Call 08/15/26)	95	117,971
State of Texas GO
Series A, 5.00%, 10/01/30 (Call 10/01/27)	110	141,517
Series B, 5.00%, 10/01/29 (Call 10/01/27)	150	193,516
Temple Independent School District/TX GO, 4.00%, 02/01/28 (Call 02/01/27) (PSF)	100	120,173
	Par
Security	(000)	Value

Texas (continued)
Texas A&M University RB
Series C, 5.00%, 05/15/28 (Call 05/15/27)	$100	$127,866
Series E, 4.00%, 05/15/27 (Call 05/15/26)	85	101,093
Texas State University System RB
Series A, 5.00%, 03/15/27 (Call 03/15/25)	100	118,747
Series A, 5.00%, 03/15/30 (Call 03/15/27)	120	151,074
Texas Water Development Board RB
5.00%, 10/15/27	45	58,466
5.00%, 08/01/30 (Call 08/01/27)	190	243,107
5.00%, 08/01/31 (Call 08/01/27)	60	76,627
University of North Texas System RB
Series A, 5.00%, 04/15/27	40	50,656
Series A, 5.00%, 04/15/30 (Call 04/15/27)	100	124,280
		4,905,000
Utah — 1.5%
Salt Lake City Corp. RB, 5.00%, 02/01/30 (Call 02/01/27)	60	75,344
State of Utah GO, 5.00%, 07/01/28 (Call 07/01/27)	300	386,745
University of Utah (The) RB, Series A, 5.00%, 08/01/27 (Call 08/01/25)	60	72,083
Utah Water Finance Agency RB, Series A, 5.00%, 03/01/28 (Call 03/01/27)	100	126,290
		660,462
Vermont — 0.3%
State of Vermont GO, Series B, 5.00%, 08/15/27	100	130,154

Virginia — 3.2%
City of Newport News VA GO, Series A, 4.00%, 08/01/31 (Call 08/01/27)	180	215,780
County of Arlington VA GO, 5.00%, 06/15/27	75	96,872
County of Henrico VA GO, Series A, 5.00%, 08/01/27	65	84,167
County of Loudoun VA GO, Series A, 5.00%, 12/01/27	30	39,278
Virginia College Building Authority RB
Series A, 5.00%, 09/01/27	100	129,491
Series A, 5.00%, 09/01/27 (Call 09/01/26) (NPFGC),	185	231,529
Virginia Commonwealth Transportation Board RB
5.00%, 03/15/27 (Call 09/15/26)	40	50,142
Series A, 5.00%, 05/15/29 (Call 11/15/27)	310	399,696
Series A, 5.00%, 05/15/30	60	77,053
Virginia Public Building Authority RB, Series A, 4.00%, 08/01/27	20	24,544
Virginia Resources Authority RB, 5.00%, 11/01/27	40	52,157
		1,400,709
Washington — 5.3%
Auburn School District No. 408 of King & Pierce Counties GOL, 5.00%, 12/01/31 (Call 12/01/27)	85	108,162
Central Puget Sound Regional Transit Authority RB, Series S-1, 5.00%, 11/01/27 (Call 11/01/26)	55	68,993
City of Seattle WA Municipal Light & Power Revenue RB, Series B, 5.00%, 04/01/27 (Call 04/01/26)	160	197,723
County of King WA GOL
5.00%, 07/01/27 (Call 01/01/25)	145	171,052
Series E, 5.00%, 12/01/27 (Call 12/01/25)	80	97,506
County of King WA Sewer Revenue RB, Series B, 5.00%, 07/01/27 (Call 07/01/26)	20	24,942
Energy Northwest RB
Series A, 5.00%, 07/01/29 (Call 07/01/27)	170	217,848
Series C, 5.00%, 07/01/27	80	102,936
Kitsap County School District No. 401 Central Kitsap GO, 5.00%, 12/01/27 (GTD)	30	38,903

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Washington (continued)
Pierce County School District No. 402 Franklin Pierce GO, 5.00%, 12/01/29 (Call 12/01/27) (GTD)	$110	$140,840
Port of Seattle WA RB, 5.00%, 02/01/27 (Call 02/01/26)	65	77,942
Spokane County School District No. 356 Central Valley GO, 5.00%, 12/01/28 (Call 12/01/27) (GTD)	125	161,684
State of Washington COP, Series B, 5.00%, 07/01/27	50	64,117
State of Washington GO
Series A, 5.00%, 08/01/31 (Call 08/01/27)	100	127,419
Series E, 5.00%, 07/01/27 (Call 01/01/25)	75	88,604
Series R, 5.00%, 08/01/27	205	264,993
Series R, 5.00%, 08/01/27 (Call 08/01/26)	70	87,518
Series R-2018-C, 5.00%, 08/01/29 (Call 08/01/27)	100	127,850
University of Washington RB, Series B, 5.00%, 06/01/27 (Call 06/01/25)	75	89,603
Washington State University RB, 5.00%, 04/01/27 (Call 04/01/25)	35	41,385
		2,300,020
West Virginia — 0.9%
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/29 (Call 09/01/27)	225	284,150
West Virginia State School Building Authority Lottery Revenue RB, Series A, 5.00%, 07/01/27 (Call 07/01/25)	95	113,700
		397,850
Wisconsin — 2.8%
Milwaukee Metropolitan Sewerage District GO, Series A, 5.00%, 10/01/27 (Call 10/01/26)	150	188,379
State of Wisconsin GO
5.00%, 05/01/27 (Call 05/01/25)	75	89,964
5.00%, 11/01/31 (Call 05/01/27)	110	139,361
Security	Par/ Shares (000)	Value

Wisconsin (continued)
Series 2, 4.00%, 11/01/27 (Call 05/01/26)	$75	$89,325
Series 2, 5.00%, 11/01/27 (Call 05/01/26)	190	235,625
State of Wisconsin RB, Series A, 5.00%, 05/01/27	95	121,394
Wisconsin Department of Transportation RB
Series 1, 5.00%, 07/01/27	75	96,393
Series 2, 5.00%, 07/01/30 (Call 07/01/27)	100	126,915
Series 2, 5.00%, 07/01/31 (Call 07/01/27)	115	145,438
		1,232,794
Total Municipal Debt Obligations — 98.7%
(Cost: $41,773,214)		43,222,235

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Liquidity Funds: MuniCash, 0.01%(b)(c)	78	77,535

Total Short-Term Investments — 0.2%
(Cost: $77,526)		77,535

Total Investments in Securities — 98.9%
(Cost: $41,850,740)		43,299,770

Other Assets, Less Liabilities — 1.1%		461,761

Net Assets — 100.0%		$43,761,531

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$187,748	$—	$(110,240	)(a)	$9	$18	$77,535	78	$5	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$43,222,235	$—	$43,222,235
Money Market Funds	77,535	—	—	77,535
	$77,535	$43,222,235	$—	$43,299,770

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Muni Bond ETF
January 31, 2021

Portfolio Abbreviations - Fixed Income

AGM	Assured Guaranty Municipal Corp.
COP	Certificates of Participation
GO	General Obligation
GOL	General Obligation Limited
GTD	Guaranteed
MO	Moral Obligation
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RB	Revenue Bond
SAP	Subject to Appropriations
SAW	State Aid Withholding